Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 313	¥ 450
Investment funds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Derivative liabilities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred out of Level 3		1
Long-term debt
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of liabilities transferred into Level 3	¥ 8	3
Fair value of liabilities transferred out of Level 3		2
Senior borrowings and bonds
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	20	6
Net unrealized gains (losses) resulting from changes in fair values of the notes	14	(8)
Trading securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3	25	4
Fair value of assets transferred out of Level 3	34	¥ 24
Available-for-sale securities
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Fair value of assets transferred into Level 3	¥ 23